SHARE BASED PAYMENTS (Tables)	12 Months Ended
Jun. 30, 2019
SHARE BASED PAYMENTS
Schedule of independent valuation of performance rights granted

Valuation of Class A Performance Rights

	Number of
	Performance	Valuation per	Total fair value of Class A	Expense accounted for
	Rights issued	Class A (cents)	Performance Rights	during the year
Dr Paul Kasian	7,500,000	0.77	$57,750	$11,229
Dr Lindsay Wakefield	3,750,000	0.77	$28,875	$5,614
Dr George Muchnicki	6,250,000	0.77	$48,125	$9,358
Mr Peter Rubinstein	5,000,000	0.77	$38,500	$7,486
Mr Sam Lee	3,750,000	0.77	$28,875	$5,614

Valuation of Class B Performance Rights

	Number of
	Performance	Valuation per	Class B Performance	Expense accounted for
	Rights issued	Class B (cents)	Rights	during the year
Dr Paul Kasian	25,000,000	0.77	$192,500	$37,431

Valuation of Class C Performance Rights

	Number of
	Performance	Valuation per	Class C Performance	Expense accounted for
	Rights issued	Class C (cents)	Rights	during the year
Dr Paul Kasian	25,000,000	0.57	$142,500	$27,708

Schedule of expenses arising from share-based payment transactions recognized as part of employee benefit expense

	Consolidated
	2019	2018	2017
Kentgrove options issued	15,278	—	—
Performance rights issued	104,441	—	120,287
Options issued under employee option plan	215,383	129,635	120,287
Total expenses arising from share-based payments	335,102	129,635	120,287

Phenogen Sciences Inc.
SHARE BASED PAYMENTS
Schedule of fair value of each option granted by an external valuer

	2017
Grant Date	17 Feb 2017
Options issued	1,250,000
Dividend yield	—
Historic volatility and expected volatility	60%
Option exercise price	$0.010
Weighted average exercise price	$0.010
Risk-free interest rate	2.19%
Expected life of an option	4.5	years
Model used	Black-Scholes
Fair value of options at grant date	$0.0050

Employee option plan
SHARE BASED PAYMENTS
Schedule of fair value of each option granted by an external valuer

2019
Grant Date	12 Dec 2018
Options issued	16,000,000
Dividend yield	—
Historic volatility and expected volatility	80%
Option exercise price	$0.010
Weighted average exercise price	$0.030
Risk-free interest rate	2.02%
Expected life of an option	2.8 years
Model used	Black-Scholes
Fair value of options at grant date	$0.0051

Employee option plan | Phenogen Sciences Inc.
SHARE BASED PAYMENTS
Schedule of fair value of each option granted by an external valuer

	2017	2016
Grant Date	17 Feb 2017	1 April 2016	25 Nov 2015
Options issued	1,250,000	500,000	1,500,000
Dividend yield	—	—	—
Historic volatility and expected volatility	60%	80%	80%
Option exercise price	$0.010	$0.039	$0.058
Fair value of options at grant date	$0.0050	$0.0065	$0.0139
Weighted average exercise price	$0.010	$0.039	$0.058
Risk-free interest rate	2.19%	1.93%	2.22%
Expected life of an option	4.5 years	4.3 years	4.5 years
Model used	Black-Scholes	Black-Scholes	Black-Scholes

Employee option plan | KMP
SHARE BASED PAYMENTS
Schedule of fair value of each option granted by an external valuer

	2017
Grant Date	17 Feb 2017
Options issued	21,500,000
Dividend yield	—
Historic volatility and expected volatility	60%
Option exercise price	$0.010
Weighted average exercise price	$0.010
Risk-free interest rate	2.19%
Expected life of an option	4.5	years
Model used	Black-Scholes
Fair value of options at grant date	$0.0050